Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party loan	$ 23,393	$ 28,638
Salaries expense	43,709
CEO and Director [Member]
Repayments to related parties	5,245
Salaries expense	$ 64,903	65,589
CEO and Director [Member] | US Based Corporation [Member]
Incurred payable		$ 112,665